Provisions - Provision for pension obligation (Details) - Provision for pension obligation - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Provision for pension obligation at beginning of year	€ 4.5	€ 4.5	€ 4.9
Movement during the year	0.0	0.0	(0.4)
Provision for pension obligation at end of year	€ 4.5	€ 4.5	€ 4.5